Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012
	(in thousands)
Other prepaid expenses	$ 951	$ 767
Prepaid insurance	1,958	1,895
Prepaid leases	122	121
Supply inventory	1,221	1,219
Deposits	320	321
Total	$ 4,572	$ 4,323